UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007–May 31, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard® Pennsylvania Tax-Exempt Funds Semiannual Report

May 31, 2008

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

>	For the six months ended May 31, 2008, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 1.3%, outpacing the average return of its peers.

>

The Investor Shares of Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.5% (0.6% for the Admiral Shares), lagging the fund’s benchmark index but faring slightly better than the average result for peer funds.

>	The fiscal half-year was an unusual period for municipal bonds—marked by high volatility and yields surpassing those of comparable Treasury bonds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Pennsylvania Tax-Exempt Money Market Fund	10
Pennsylvania Long-Term Tax-Exempt Fund	27
About Your Fund’s Expenses	49
Trustees Approve Advisory Arrangement	51
Glossary	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Pennsylvania Tax-Exempt Money Market Fund	VPTXX	1.3%
7-day SEC yield: 1.67%
Taxable-Equivalent Yield: 2.65%[1]
Average Pennsylvania Tax-Exempt Money Market Fund[2]		1.0

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	VPAIX	0.5%
30-day SEC yield: 3.88%
Taxable-Equivalent Yield: 6.16%[1]
Admiral™ Shares[3]	VPALX	0.6
30-day SEC yield: 3.95%
Taxable-Equivalent Yield: 6.27%[1]
Lehman 10 Year Municipal Bond Index		1.7
Average Pennsylvania Municipal Debt Fund[2]		0.3

Your Fund’s Performance at a Glance
November 30, 2007–May 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.013	$0.000
Long-Term
Investor Shares	$11.18	$10.97	$0.243	$0.022
Admiral Shares	11.18	10.97	0.247	0.022

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum commonwealth of Pennsylvania income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The fiscal half-year ended May 31, 2008, was an unusual time in the municipal bond market. The prices and yields of tax-exempt bonds experienced high volatility—a tangential effect of the crisis in the market for taxable securities backed by subprime-mortgage loans. In February and March, the yields of municipal bonds exceeded those of their U.S. Treasury counterparts across the maturity spectrum, a rare occurrence.

The Pennsylvania Tax-Exempt Money Market Fund returned 1.3% for the fiscal half-year, while the Investor Shares of the Pennsylvania Long-Term Tax-Exempt Fund returned 0.5% for the period. Given the greater risk, we would generally expect longer-term bond funds to return more than shorter-term funds over meaningful periods of time. Both Vanguard funds outpaced the average return of competitive funds.

The Tax-Exempt Money Market Fund’s 7-day SEC yield was 1.67% on May 31, down from 3.51% six months earlier. The change reflected a general fall in short-term interest rates that was engineered by the Federal Reserve Board. For investors in the highest income tax bracket, the taxable-equivalent yield declined to 2.65%.

The Long-Term Tax-Exempt Fund’s 30-day SEC yield for the Investor Shares declined only slightly, from 4.11% six months ago to 3.88% on May 31. The Investor Shares’ taxable-equivalent yield was 6.16%.

Please note: Although the Pennsylvania Tax-Exempt Money Market Fund’s income distributions are expected to be exempt from federal and Pennsylvania state income taxes, a portion of these distributions may be subject to the alternative minimum tax (AMT). The Pennsylvania Long-Term Tax-Exempt Fund owns no bonds that would generate income subject to the AMT.

Greater economic uncertainty set the tone for stocks and bonds

The municipal bond market was not alone in struggling to find its footing during the fiscal half-year. The broader bond market, and the stock market as well, were shaken as oil prices climbed to record highs, the housing market worsened, and consumers grew increasingly wary of spending. With the subprime-fueled credit crisis continuing to play out, heightened economic uncertainty became the norm.

In an effort to revive the slowing economy and increase liquidity in the credit markets, the Federal Reserve Board lowered its target for the federal funds rate in five separate actions, to 2.0%. At the end of the period, the Fed continued to face the delicate task of balancing its efforts to stimulate the economy with rising concerns about inflationary pressures.

Market Barometer
			Total Returns
		Periods Ended May 31, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.5%	6.9%	3.8%
Lehman Municipal Bond Index	1.4	3.9	3.7
Citigroup 3-Month Treasury Bill Index	1.3	3.6	3.0

Stocks
Russell 1000 Index (Large-caps)	–3.8%	–6.2%	10.4%
Russell 2000 Index (Small-caps)	–1.9	–10.5	12.5
Dow Jones Wilshire 5000 Index (Entire market)	–3.6	–6.1	11.0
MSCI All Country World Index ex USA (International)	–3.2	3.0	22.1

CPI
Consumer Price Index	3.1%	4.2%	3.4%

1 Annualized.

In this environment, many fixed income investors favored the relative safety of U.S. Treasury bonds. The resulting “flight to quality” pressured the prices of both taxable and tax-exempt bonds, and both types of bonds experienced unusual volatility during the period.

Bonds nevertheless outpaced stocks. The broad taxable bond market returned 1.5% for the six months, close to the broad municipal bond market’s 1.4%. By contrast, the broad U.S. stock market returned –3.6%, a disappointing result, but one that was buoyed by a recovery in April and May. Growth stocks outperformed value stocks, and international stocks generally kept pace with U.S. stocks.

In a challenging environment, a traditional relationship returned

In recent months, the subprime-mortgage crisis that erupted in mid-2007 continued to spill into other areas of the credit markets in indirect, but very real, ways. The municipal bond market was no exception. Credit standards tightened and investors’ appetite for risk diminished, creating an environment that favored Treasury bonds above all else, even high-quality bonds issued by financially strong states and municipalities.

Early in 2008, investors grew increasingly concerned about firms that write insurance for municipal bonds. Several insurers had exposure to subprime debt and faced

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer
Pennsylvania Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.62%
Long-Term	0.15	0.08%	1.19

1 Fund expense ratios reflect the six months ended May 31, 2008. Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; and for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

financial problems and rating downgrades. This prompted many investors to move out of municipal bonds, even though the insurers’ problems did not affect the credit quality of the munis themselves. It was a difficult period for municipal issues, as prices fell sharply. The Lehman Municipal Bond Index returned –4.6% in February, one of the worst months ever for the tax-exempt bond market.

These dislocations produced a steeper yield curve during the six-month period. Yields for short-term munis fell, reflecting the Fed’s interest rate policy, while those for long-term munis rose slightly. At the same time, investors’ continuing preference for Treasuries placed downward pressure on Treasury yields across the maturity spectrum, most sharply at the short end.

These dynamics upended the generally stable relationship between the yields of Treasuries and municipals. Typically, Treasury yields are higher than muni yields, but the traditional gap had begun to narrow as the fiscal half-year began, and by February and March municipal yields surpassed Treasury yields across the spectrum of bond maturities. From that point, the yield relationship between Treasuries and munis began to slip back toward normalcy.

For the fiscal period, the Pennsylvania Tax-Exempt Money Market Fund returned 1.3% while maintaining a net asset value of $1, a price that is expected but not guaranteed.

The Pennsylvania Long-Term Tax-Exempt Fund returned 0.5% for the Investor Shares, as the income portion of the fund’s return counteracted a share-price decline triggered by investors’ concern over the muni-bond insurers. The fund’s return was ahead of the 0.3% average return posted by competitive funds, a reflection of the fund’s emphasis on the market’s highest-quality securities, its prudent management strategies, and its significant cost advantage (see the table on page 4).

Short-term disruptions don’t change long-term strategies

The municipal bond market has traditionally been a relatively quiet corner of the larger fixed income universe. Bonds issued by state or local governments don’t often create exciting headlines. But as we have seen over the recent fiscal period, surprises can occur even in typically staid segments of the market.

At Vanguard, we believe the best way to weather short-term market disruptions is to stick to long-term investment strategies. For the bond portion of Vanguard portfolios, this includes a focus on low-cost, high-quality investments guided by an experienced team of portfolio managers and credit analysts (who, it should be noted, assess the quality of bonds independent of outside rating agencies and bond insurers). For Pennsylvania investors in higher tax brackets, we believe Vanguard Pennsylvania Tax-Exempt Funds offer an excellent way to carry out such a strategy.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 16, 2008

Advisor’s Report

For the six months ended May 31, 2008, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 1.3%, topping the average return of its peers. Investor Shares of Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.5% while Admiral Shares returned 0.6%, besting the average return of the fund’s peers but lagging the benchmark index.

The investment environment

When our reporting period began, credit-market activity was at a near-standstill. Widespread concern about the valuations of some mortgage-backed securities created turmoil and pushed borrowers and lenders to the market’s sidelines.

The Federal Reserve Board’s aggressive response—which was also influenced by a slowdown in economic activity—began in September and continued throughout our fiscal half-year. In a series of cuts, the Fed reduced its target for the federal funds rate from 4.75% on September 18 to 2.00% on April 30, where it remained. (In January, the Fed cut the target by an unprecedented 1.25 percentage points within the space of two weeks.) The Fed also reduced its discount rate, which is the rate it charges for its loans to banks, and coordinated with other countries’ central banks to provide additional funding to eligible financial institutions.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2007	2008
2 years	3.18%	2.28%
5 years	3.26	3.01
10 years	3.62	3.67
30 years	4.32	4.53

Source: Vanguard.

A variety of factors came together during the six months to create a much steeper Treasury yield curve: the Fed’s interest rate actions, investors’ flight to quality, and—in recent months—fears of inflation, which have nudged longer-term yields higher. Reflecting trends in the Treasury market, as well as concern about the financial strength of municipal bond insurers, the municipal-bond yield curve steepened as well. Some of the muni insurers lost their AAA credit ratings because of exposure to subprime-mortgage-related investments, triggering a widening in the yields between higher-quality and lower-quality tax-exempt bonds.

The net effect was to reduce the prices of tax-exempt bonds to extraordinarily attractive levels. Despite munis’ significant tax advantages, yields of 30-year AAA-rated municipal bonds exceeded those for 30-year U.S. Treasury bonds by the end of April. For comparison, a year earlier the muni’s yield was 85% of the Treasury’s yield, which is more typical. The relative “cheapness” of munis caught the eye of many investors, leading to a significant rally during April and May that drove the muni/Treasury yield ratio to 96% by May 31—still an attractive relationship.

The muni market’s fast-changing dynamics were reflected in the supply of new issues. During calendar-year 2007, states and municipalities issued a record $427 billion worth of securities, up 10% over the previous year. Much of the increase came at the start of the year. Late in the year, the relatively high yields demanded by investors and concerns about bond insurers restrained new issuance. In recent months, however, nationwide supply has rebounded, with much of it coming from issuers that exited the troubled auction-rate securities market to seek financing with conventional fixed-rate bonds. (The auction-rate securities market—an arcane, but important, source of tax-exempt financing—virtually stopped functioning as a result of problems with bond insurers.)

Countering that trend, however, was the reluctance of some states to refinance outstanding debt because of the relative cheapness of municipal bonds. In Pennsylvania’s case, during the fiscal half-year the issuance of new tax-exempt debt declined about –21%, to $9.6 billion, from the same period a year earlier.

Management of the funds

Reflecting the swift decline in short-term interest rates during the fiscal half-year, the yield of the Pennsylvania Tax-Exempt Money Market Fund declined by about half, to 1.67%. By contrast, the yield of the Pennsylvania Long-Term Tax-Exempt Fund declined only slightly, to 3.88%. Each fund’s total return outpaced the average return of peer-group funds.

Our customary emphasis on high-quality securities gave us confidence in our investments during the municipal market’s dislocations, particularly as investors began to doubt the strength of certain bond insurers. Our decision to invest—or not—in any insured bond or money market instrument is based on the quality of the underlying tax-exempt issuer, not on that of the insurer. Our sizable, experienced municipal credit group diligently evaluates all potential holdings. We believe that shareholders can continue to rely on our rigorous review and oversight process.

A final note: A cloud of uncertainty was lifted from the tax-exempt market on May 19, when the U.S. Supreme Court upheld, in the case of Kentucky v. Davis, the right of a state to exempt from its income tax the interest that residents earn on municipal bonds issued in that state.

Kathryn T. Allen, Principal

Marlin G. Brown, Portfolio Manager

Vanguard Fixed Income Group

June 19, 2008

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2008

Financial Attributes

Yield[1]	1.7%
Average Weighted Maturity	27 days
Average Quality[2]	MIG-1
Expense Ratio	0.10%[3]

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	84.4%
P-1/A-1/SP-1/F-1	12.5
AAA/AA	3.1

1 7-day SEC yield. See the Glossary on pages 52–53.

2 Moody’s Investors Service.

3 Annualized.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.3%	3.0%
1999	3.1	2.7
2000	3.9	3.6
2001	2.9	2.5
2002	1.3	1.0
2003	0.9	0.6
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008[2]	1.3	1.0
7-day SEC yield (5/31/2008): 1.67%

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pennsylvania Tax-Exempt Money Market Fund[3]	6/13/1988	3.41%	2.34%	2.54%

1 Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 25 for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (100.1%)
1	Abington PA School District TOB VRDO	1.620%	6/6/08	LOC	7,500	7,500
1	Allegheny County PA GO TOB VRDO	1.660%	6/6/08	(4)	25,985	25,985
	Allegheny County PA GO VRDO	1.670%	6/6/08	LOC	14,455	14,455
	Allegheny County PA GO VRDO	1.670%	6/6/08	LOC	37,305	37,305
	Allegheny County PA Higher Educ. Building Auth.
	(Point Park Univ.) VRDO	1.620%	6/6/08	LOC	15,455	15,455
	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Presbyterian Univ. Health System) VRDO	1.550%	6/6/08	LOC	5,235	5,235
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ of Pittsburgh Medical Center) TOB VRDO	1.670%	6/6/08		40,000	40,000
1	Allegheny County PA Hosp. Dev. Auth. TOB VRDO	2.110%	6/6/08		5,000	5,000
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	1.620%	6/6/08		28,900	28,900
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	1.640%	6/6/08	(1)	4,995	4,995
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	TOB VRDO	1.670%	6/6/08	LOC	50,000	50,000
	Allegheny County PA IDA Rev.
	(Carnegie Museum of Pittsburgh) VRDO	1.690%	6/6/08	LOC	4,455	4,455
	Allegheny County PA IDA Rev.
	(Education Center Watson) PUT	2.050%	5/1/09	LOC	15,300	15,300
	Allegheny County PA IDA Rev.
	(Residential Rental) VRDO	1.700%	6/6/08	LOC	2,965	2,965
	Allegheny County PA IDA Rev.
	(Western PA School for Blind Children) PUT	3.750%	7/1/08		15,000	15,000
	Allegheny County PA Port Auth. GAN	4.250%	6/30/08	LOC	10,205	10,210
	Beaver County PA IDA PCR (First Energy) VRDO	1.250%	6/2/08	LOC	21,900	21,900
	Beaver County PA IDA PCR (First Energy) VRDO	1.350%	6/2/08	LOC	27,755	27,755
	Beaver County PA IDA PCR (First Energy) VRDO	1.550%	6/6/08	LOC	52,250	52,250
	Beaver County PA IDA PCR (First Energy) VRDO	1.580%	6/6/08	LOC	24,000	24,000
	Beaver County PA IDA PCR
	(Firstenenergy Nuclear) VRDO	1.570%	6/6/08	LOC	15,500	15,500
	Beaver County PA IDA PCR (Met Edison Co.) VRDO	1.600%	6/6/08	LOC	10,000	10,000
	Beaver County PA IDA PCR VRDO	1.660%	6/6/08	LOC	9,000	9,000
	Berks County PA IDA (Kutztown Univ.) VRDO	1.630%	6/6/08	LOC	11,120	11,120
	Bucks County PA IDA
	(Pennswood Village Project) VRDO	1.600%	6/6/08	LOC	8,800	8,800

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bucks County PA IDA
	(Pennswood Village Project) VRDO	1.600%	6/6/08 LOC	8,455	8,455
	Butler County PA General Auth. Rev.
	(Hampton Township) VRDO	1.610%	6/6/08 (4)	2,700	2,700
1	Central Bucks PA School Dist. TOB VRDO	1.620%	6/6/08 LOC	5,525	5,525
1	Central Bucks PA School Dist. TOB VRDO	1.620%	6/6/08 LOC	16,320	16,320
	Chambersburg PA Auth. Rev.
	(Wilson College Project) VRDO	1.550%	6/6/08 LOC	31,180	31,180
	Chester County PA Health & Educ. Fac. Auth. Rev.
	(Jefferson Health System) VRDO	1.500%	6/6/08	17,300	17,300
	Chester County PA Health & Educ. Fac. Auth. Rev.
	(Jefferson Health System) VRDO	1.540%	6/6/08	33,670	33,670
	Chester County PA Health & Educ. Fac. Auth. Rev.
	(Jenner’s Pond Project) VRDO	1.600%	6/6/08 LOC	24,535	24,535
	Chester County PA
	IDA Student Housing Rev. VRDO	1.610%	6/6/08 LOC	23,010	23,010
	Chester County PA
	IDA Student Housing Rev. VRDO	1.600%	6/6/08 LOC	27,340	27,340
1	Chester County PA TOB VRDO	1.600%	6/6/08	9,790	9,790
	Cumberland County PA Muni. Auth. College Rev.
	(Dickinson College) PUT	3.450%	11/1/08 LOC	5,000	5,000
	Cumberland County PA Muni. Auth. College Rev.
	(Messiah Village Program) VRDO	1.630%	6/6/08 LOC	3,700	3,700
	Dallastown Area School Dist. VRDO	1.620%	6/6/08 (4)	7,200	7,200
	Dauphin County PA General Auth. Hosp. Rev.
	(Reading Hosp. & Medical Center) VRDO	1.550%	6/6/08	8,605	8,605
	Dauphin County PA VRDO	1.620%	6/6/08	5,625	5,625
	Delaware County PA Auth. Rev.
	(Haverford College) VRDO	1.350%	6/6/08	18,750	18,750
	Delaware County PA Auth. Rev.
	(White Horse Village Project) VRDO	1.300%	6/2/08 LOC	33,455	33,455
	Delaware County PA Auth. Univ. Rev.
	(Villanova Univ.) VRDO	1.550%	6/6/08 LOC	9,065	9,065
	Delaware County PA Auth. Univ. Rev.
	(Villanova Univ.) VRDO	1.550%	6/6/08 LOC	12,525	12,525
	Delaware County PA Hosp. Auth. Rev.
	(Crozer-Chester Medical Center) VRDO	1.700%	6/6/08 LOC	4,000	4,000
	Delaware County PA IDA Airport Fac.
	(United Parcel Service) VRDO	0.910%	6/2/08	1,200	1,200
	Delaware County PA IDA PCR
	(BP Exploration & Oil) VRDO	1.400%	6/2/08	1,800	1,800
	Delaware County PA IDA PCR
	(BP Exploration & Oil) VRDO	1.400%	6/2/08	27,450	27,450
	Delaware County PA IDA PCR (PECO) CP	2.190%	8/5/08 LOC	22,125	22,125
	Delaware County PA
	IDA Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	1.500%	6/6/08	42,600	42,600
	Delaware County PA
	IDA Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	1.500%	6/6/08	8,375	8,375
	Delaware County PA
	IDA Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	1.500%	6/6/08	8,235	8,235

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Delaware County PA
	IDA Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	1.500%	6/6/08	8,595	8,595
	Delaware County PA
	IDA Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	1.500%	6/6/08	7,640	7,640
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	1.950%	6/6/08	8,700	8,700
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	1.950%	6/6/08	17,000	17,000
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	1.950%	6/6/08	14,895	14,895
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	1.950%	6/6/08	14,900	14,900
	Downingtown PA Area School Dist. GO VRDO	1.500%	6/6/08 (4)	10,610	10,610
	Doylestown PA Hosp. Auth. Hosp. Rev. VRDO	1.600%	6/6/08 LOC	11,700	11,700
	Fayette County PA Hosp. Auth. Rev.
	(Fayette Regional Health System) VRDO	1.620%	6/6/08 LOC	15,000	15,000
	Franklin County PA IDA Rev.
	(Menno Haven Inc. Project) VRDO	1.680%	6/6/08 LOC	14,450	14,450
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	1.600%	6/6/08	3,615	3,615
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	1.670%	6/6/08	20,495	20,495
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	1.670%	6/6/08	13,520	13,520
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	1.200%	6/2/08	27,305	27,305
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	1.380%	6/2/08	29,800	29,800
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	1.380%	6/2/08	43,885	43,885
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	1.380%	6/2/08	23,150	23,150
	Governor Mifflin PA School Dist. VRDO	1.630%	6/6/08 (4)	14,595	14,595
	Lackawanna County PA GO VRDO	1.620%	6/6/08 LOC	20,365	20,365
	Lackawanna County PA IDA Rev.
	(Scranton Prep School Proj.) VRDO	1.610%	6/6/08 LOC	24,395	24,395
	Lancaster County PA Convention Center Auth. Rev.
	(Hotel Room) VRDO	1.630%	6/6/08 LOC	40,000	40,000
	Lancaster County PA Hosp. Auth. Rev.
	(Masonic Homes) VRDO	1.300%	6/2/08 LOC	10,000	10,000
	Lehigh County PA
	General Purpose Hosp. Auth. Rev.
	(Good Shephard Group) VRDO	1.600%	6/6/08 (12)	8,045	8,045
	Lehigh County PA
	General Purpose Hosp. Auth. Rev.
	(Muhlenberg College) VRDO	1.550%	6/6/08 LOC	7,500	7,500
	Manheim Township PA School Dist. VRDO	1.620%	6/6/08 (4)	11,925	11,925
	Manheim Township PA School Dist. VRDO	1.620%	6/6/08 (4)	9,000	9,000
	Mercersburg Borough PA General Purpose Auth.
	(Mercersburg College) VRDO	1.600%	6/6/08 LOC	18,715	18,715
	Mercersburg Borough PA General Purpose Auth.
	(Mercersburg College) VRDO	1.600%	6/6/08 LOC	10,000	10,000

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mercersburg Borough PA General Purpose Auth.
	(Mercersburg College) VRDO	1.600%	6/6/08 LOC	19,900	19,900
	Monroe County PA Hosp. Auth. Rev.
	(Pocono Medical Center) VRDO	1.600%	6/6/08 LOC	14,360	14,360
	Montgomery County PA IDA PCR
	(Exelon Generation Co.) CP	2.250%	6/9/08 LOC	42,800	42,800
	Montgomery County PA IDA PCR
	(Presbytery Homes) VRDO	1.600%	6/6/08 LOC	18,900	18,900
	Montgomery County PA IDA Rev.
	(Foulkeways At Gwynedd Project) VRDO	1.630%	6/6/08 LOC	13,260	13,260
	Montgomery County PA IDA Rev.
	(Friends’ Central School Project) VRDO	1.570%	6/6/08 LOC	4,055	4,055
	Montgomery County PA IDA Rev.
	(Gloria Dei Project) VRDO	1.610%	6/6/08 LOC	16,855	16,855
	Montgomery County PA IDA Rev.
	(Meadowood Corp) VRDO	1.600%	6/6/08 LOC	20,530	20,530
	Montgomery County PA IDA Rev.
	(Rosemont School Holy Child) VRDO	1.550%	6/6/08 LOC	12,200	12,200
1	Mount Lebanon PA School Dist. GO TOB VRDO	1.980%	6/6/08 (1)(Prere.)	5,170	5,170
	Nazareth PA School Dist. GO VRDO	1.650%	6/6/08 (4)	6,000	6,000
	New Garden General Auth. PA Muni Rev. VRDO	1.550%	6/6/08 (4)	5,205	5,205
	North Penn PA Water Auth. Rev. VRDO	1.630%	6/6/08 (4)	20,000	20,000
	North Wales PA Water Auth. VRDO	1.500%	6/6/08 (4)	9,015	9,015
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lafayette College) VRDO	1.550%	6/6/08	9,950	9,950
1	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) TOB VRDO	1.640%	6/6/08 LOC	21,385	21,385
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) VRDO	1.500%	6/6/08	20,660	20,660
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) VRDO	1.500%	6/6/08	13,510	13,510
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) VRDO	1.660%	6/6/08	22,750	22,750
	Northampton County PA IDA PCR
	(Libra Partners) VRDO	1.750%	6/6/08 LOC	5,280	5,280
1	Norwin PA School Dist. GO TOB VRDO	1.680%	6/6/08 (4)	2,600	2,600
	Owen J. Roberts School Dist. Pennsylvania
	GO TOB PUT	2.800%	9/4/08 (4)	16,885	16,885
	Parkland PA School Dist. VRDO	1.620%	6/6/08 (4)	13,645	13,645
	Pennsbury PA School Dist. VRDO	1.640%	6/6/08 (4)	10,305	10,305
	Pennsylvania Econ. Dev. Auth. Rev. VRDO	1.210%	6/2/08 LOC	18,000	18,000
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(Jefferson Health) VRDO	1.540%	6/6/08	26,170	26,170
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(Jefferson Health) VRDO	1.550%	6/6/08	24,810	24,810
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(PPL Energy Supply) PUT	1.800%	4/9/09 LOC	60,570	60,570
1	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(Wenger’s Feed Mill) VRDO	1.750%	6/6/08 LOC	6,900	6,900
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(York Water Company Project) VRDO	1.700%	6/6/08 LOC	5,000	5,000
	Pennsylvania GO	5.000%	7/1/08 (3)	12,150	12,163
	Pennsylvania GO	6.000%	7/1/08	8,220	8,238

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania GO	4.000%	8/1/08		13,810	13,836
	Pennsylvania GO	5.000%	9/15/08		7,150	7,184
	Pennsylvania GO	5.000%	11/1/08		7,625	7,728
1	Pennsylvania GO TOB VRDO	1.680%	6/6/08	(4)	19,740	19,740
1	Pennsylvania GO TOB VRDO	1.620%	6/6/08		10,760	10,760
1	Pennsylvania GO TOB VRDO	1.620%	6/6/08		5,000	5,000
1	Pennsylvania GO TOB VRDO	1.620%	6/6/08		6,960	6,960
1	Pennsylvania GO TOB VRDO	1.620%	6/6/08		9,300	9,300
1	Pennsylvania GO TOB VRDO	1.620%	6/6/08	(1)	7,540	7,540
1	Pennsylvania GO TOB VRDO	1.670%	6/6/08		19,320	19,320
1	Pennsylvania GO TOB VRDO	1.670%	6/6/08	(4)(Prere.)	7,111	7,111
1	Pennsylvania GO TOB VRDO	1.670%	6/6/08	(1)	20,000	20,000
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	1.610%	6/6/08	(4)	5,000	5,000
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	1.800%	6/6/08	(4)	43,500	43,500
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	1.350%	6/2/08		37,865	37,865
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	1.350%	6/2/08		12,300	12,300
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	1.350%	6/2/08		28,475	28,475
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	1.350%	6/2/08		36,725	36,725
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(College of Optometry) VRDO	1.630%	6/6/08	LOC	12,035	12,035
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	1.500%	6/2/08	(1)	20,525	20,525
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	1.590%	6/6/08	LOC	20,940	20,940
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	1.600%	6/6/08	LOC	8,000	8,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	1.620%	6/6/08	LOC	22,500	22,500
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Foundation for Indiana Univ. of
	Pennsylvania Student Housing) VRDO	1.550%	6/6/08	LOC	9,000	9,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Gannon Univ.) VRDO	1.620%	6/6/08	LOC	6,950	6,950
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Kings College) VRDO	1.620%	6/6/08	LOC	4,400	4,400
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(La Salle Univ.) VRDO	1.550%	6/6/08	LOC	41,965	41,965
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(St. Joseph’s Univ.) VRDO	1.500%	6/6/08	LOC	12,000	12,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Student Assn. Inc. Housing—
	California Univ. of Pennsylvania) VRDO	1.620%	6/6/08	LOC	65,330	65,330
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Thomas Jefferson Univ.) VRDO	1.550%	6/6/08	LOC	6,000	6,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Thomas Jefferson Univ.) VRDO	1.550%	6/6/08	LOC	3,500	3,500

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Trustees Univ.)	5.250%	9/1/08		5,110	5,129
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pennsylvania)	5.500%	7/15/08	(Prere.)	5,000	5,022
	Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	1.700%	3/17/09		13,030	13,030
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	TOB VRDO	1.660%	6/6/08	(1)	16,835	16,835
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	TOB VRDO	1.670%	6/6/08		6,180	6,180
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	TOB VRDO	1.670%	6/6/08		4,875	4,875
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) PUT	2.150%	3/1/09		3,260	3,260
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) PUT	2.350%	3/1/09		2,700	2,700
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	1.690%	6/6/08		8,575	8,575
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	1.770%	6/6/08		3,000	3,000
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	1.770%	6/6/08		4,990	4,990
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	1.770%	6/6/08		8,760	8,760
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	1.770%	6/6/08		4,740	4,740
1	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) TOB VRDO	1.770%	6/6/08		3,273	3,273
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	1.600%	6/6/08		15,690	15,690
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	1.600%	6/6/08		10,600	10,600
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	1.600%	6/6/08		39,950	39,950
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	1.650%	6/6/08		31,930	31,930
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	1.750%	6/6/08		31,250	31,250
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	1.750%	6/6/08		23,905	23,905
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	1.800%	6/6/08		30,000	30,000
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	1.830%	6/6/08		9,930	9,930
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	1.670%	6/6/08		5,930	5,930
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	1.690%	6/6/08		5,995	5,995
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	1.690%	6/6/08		8,545	8,545
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	1.690%	6/6/08		7,495	7,495
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	1.770%	6/6/08		4,500	4,500

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Housing Finance Agency Rev. VRDO	1.600%	6/6/08		30,000	30,000
	Pennsylvania Housing Finance Agency Rev. VRDO	1.600%	6/6/08		10,705	10,705
	Pennsylvania Housing Finance Agency Rev. VRDO	1.600%	6/6/08		11,595	11,595
1	Pennsylvania Housing Finance Agency Rev. VRDO	1.600%	6/6/08		7,500	7,500
	Pennsylvania Housing Finance Agency Rev. VRDO	1.600%	6/6/08		10,000	10,000
	Pennsylvania Housing Finance Agency Rev. VRDO	1.650%	6/6/08		40,575	40,575
	Pennsylvania Housing Finance Agency Rev. VRDO	1.700%	6/6/08		14,975	14,975
	Pennsylvania Housing Finance Agency Rev. VRDO	1.750%	6/6/08		20,000	20,000
	Pennsylvania Housing Finance Agency Rev. VRDO	1.750%	6/6/08		9,495	9,495
	Pennsylvania Intergovernmental
	Cooperation Auth. Rev. VRDO	1.620%	6/6/08	(4)	30,000	30,000
[1,2]	Pennsylvania Public School Auth. Rev. TOB VRDO	1.680%	6/6/08	(4)	62,080	62,080
1	Pennsylvania Public School Building Auth.
	Lease Rev. (School Dist. of Philadelphia)
	TOB VRDO	1.630%	6/6/08	(4)	30,760	30,760
1	Pennsylvania Public School Building Auth.
	Lease Rev. TOB VRDO	1.620%	6/6/08	(4)	5,380	5,380
	Pennsylvania State Higher Educ. Fac. Rev. PUT	2.950%	11/14/08		25,840	25,857
1	Pennsylvania State Univ. Rev. TOB VRDO	1.680%	6/6/08		6,135	6,135
1	Pennsylvania State Univ. Rev. TOB VRDO	1.620%	6/6/08		7,065	7,065
	Pennsylvania State Univ. Rev. VRDO	1.590%	6/6/08		73,275	73,275
	Pennsylvania State Univ. Rev. VRDO	1.590%	6/6/08		29,625	29,625
1	Pennsylvania State Univ. TOB VRDO	1.650%	6/6/08	LOC	19,995	19,995
	Pennsylvania Turnpike Comm.
	Oil Franchise Tax Rev.	5.250%	12/1/08	(Prere.)	1,495	1,530
1	Pennsylvania Turnpike Comm.
	Oil Franchise Tax Rev. TOB VRDO	3.120%	6/6/08	(2)	5,878	5,878
1	Pennsylvania Turnpike Comm.
	Registration Fee Rev. TOB VRDO	1.780%	6/6/08	(4)	9,945	9,945
1	Pennsylvania Turnpike Comm.
	Registration Fee Rev. TOB VRDO	1.670%	6/6/08	(4)	6,905	6,905
	Pennsylvania Turnpike Comm.
	Registration Fee Rev. VRDO	1.600%	6/6/08	(4)	8,475	8,475
	Pennsylvania Turnpike Comm. Rev. VRDO	1.550%	6/6/08	(4)	2,600	2,600
	Pennsylvania Turnpike Comm. Rev. VRDO	1.600%	6/6/08	LOC	25,000	25,000
	Pennsylvania Turnpike Comm. Rev. VRDO	1.670%	6/6/08		3,000	3,000
	Philadelphia PA Auth. IDR
	(Girard Estate Aramark Project) VRDO	1.550%	6/6/08	LOC	4,000	4,000
	Philadelphia PA Auth. IDR
	(PA Academy of Fine Arts) VRDO	1.630%	6/6/08	LOC	10,840	10,840
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	1,755	1,811
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	3,000	3,095
1	Philadelphia PA GO TOB VRDO	1.650%	6/6/08	(4)	12,000	12,000
1	Philadelphia PA GO TOB VRDO	1.650%	6/6/08	(4)	4,000	4,000
1	Philadelphia PA Hosp. &
	Higher Educ. Fac. Auth. Rev.
	(Children’s Hosp. of Philadelphia) TOB VRDO	1.630%	6/6/08		9,625	9,625
	Philadelphia PA Hosp. &
	Higher Educ. Fac. Auth. Rev.
	(Children’s Hosp. of Philadelphia) VRDO	1.380%	6/2/08		4,800	4,800
	Philadelphia PA Hosp. &
	Higher Educ. Fac. Auth. Rev.
	(Children’s Hosp. of Philadelphia) VRDO	1.380%	6/2/08		17,100	17,100

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Philadelphia PA Hosp. &
	Higher Educ. Fac. Auth. Rev.
	(Children’s Hosp. of Philadelphia) VRDO	1.380%	6/2/08		22,785	22,785
	Philadelphia PA Hosp. &
	Higher Educ. Fac. Auth. Rev.
	(Jefferson Health System) PUT	2.200%	2/10/09		16,900	16,900
	Philadelphia PA Hosp. &
	Higher Educ. Fac. Auth. Rev.
	(Wills Eye Hosp.) VRDO	1.550%	6/6/08	LOC	11,115	11,115
	Philadelphia PA IDA Rev.
	(Chestnut Hill Academy) VRDO	1.650%	6/6/08	LOC	5,500	5,500
1	Philadelphia PA IDA Rev.
	(Fox Chase Cancer Center) TOB VRDO	1.670%	6/6/08	LOC	12,000	12,000
	Philadelphia PA IDA Rev.
	(Fox Chase Cancer Center) VRDO	1.380%	6/2/08	LOC	17,865	17,865
	Philadelphia PA IDA Rev. VRDO	1.550%	6/6/08	LOC	9,250	9,250
1	Philadelphia PA Redev. Auth.
	Resedential Mortgage Loan Rev. TOB VRDO	1.700%	6/6/08		9,020	9,020
	Philadelphia PA School Dist. GO	5.250%	4/1/09	(Prere.)	3,920	4,011
1	Philadelphia PA School Dist. TOB VRDO	1.780%	6/6/08	(4)	8,720	8,720
1	Philadelphia PA School Dist. TOB VRDO	1.620%	6/6/08	(4)	17,645	17,645
	Philadelphia PA School Dist. TRAN	4.500%	6/27/08	LOC	150,000	150,082
	Philadelphia PA School Dist. VRDO	1.550%	6/6/08	LOC	30,000	30,000
	Philadelphia PA School Dist. VRDO	1.560%	6/6/08	LOC	5,000	5,000
	Philadelphia PA TRAN	4.500%	6/30/08		10,000	10,006
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	1.650%	6/6/08	(4)	5,235	5,235
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	1.680%	6/6/08	(4)	32,910	32,910
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	1.680%	6/6/08	(4)	9,900	9,900
1	Pittsburgh PA Urban Redev. Auth.
	Single Family Mortgage Rev. TOB VRDO	1.660%	6/6/08		8,480	8,480
	Quakertown PA General Auth. Rev. PUT	1.650%	3/5/09		20,000	20,000
	Red Lion PA School Dist. VRDO	1.620%	6/6/08	(4)	47,750	47,750
1	Scranton PA School Dist. GO TOB VRDO	1.670%	6/6/08	(4)	3,660	3,660
1	Scranton PA School Dist. GO TOB VRDO	1.670%	6/6/08	(4)	6,370	6,370
	St. Mary’s Hosp. Auth. Bucks County PA Rev.
	(Catholic Health Initiatives) VRDO	1.600%	6/6/08		10,300	10,300
	St. Mary’s Hosp. Auth. Bucks County PA Rev.
	(Catholic Health Initiatives) VRDO	1.650%	6/6/08		40,900	40,900
	State Public School Building Auth.
	Pennsylvania College Rev.
	(North Allegheny School Dist.) VRDO	1.620%	6/6/08		18,145	18,145
1	State Public School Building Auth.
	Pennsylvania School Rev.
	(Philadelphia School Dist.) TOB VRDO	1.670%	6/6/08	(4)	4,665	4,665
	Temple Univ. of the Commonwealth System
	of Higher Educ. Pennsylvania Univ.
	Funding Obligation	2.500%	4/21/09		60,000	60,498
	Union County PA Higher Educ. Auth. Rev.
	(Bucknell Univ.) VRDO	1.550%	6/6/08		5,985	5,985

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	400	400
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	8,000	8,000
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	6,100	6,100
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	2,400	2,400
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	5,000	5,000
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	13,600	13,600
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	1,500	1,500
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	5,000	5,000
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.580%	6/6/08	5,000	5,000
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.580%	6/6/08	12,500	12,500
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.580%	6/6/08	19,700	19,700
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.580%	6/6/08	13,621	13,621
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	1.660%	6/6/08	15,000	15,000
	Upper St. Claire PA VRDO	1.660%	6/6/08 (4)	6,460	6,460
	Venango PA IDA (Scrubgrass Project) CP	1.800%	8/1/08	1,406	1,406
	Venango PA IDA (Scrubgrass Project) CP	1.800%	9/9/08	14,314	14,314
	Wallingford-Swarthmore PA School Dist. VRDO	1.640%	6/6/08 (4)	10,000	10,000
1	Westmoreland County PA Muni. Auth.
	Service Water Rev. TOB VRDO	1.670%	6/6/08 (4)	6,970	6,970
	York County PA IDA (PECO) CP	1.800%	7/3/08 LOC	16,440	16,440
	York County PA TRAN	3.500%	6/30/08	4,000	4,002

	Outside Pennsylvania:
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	1.620%	6/6/08 (4)	5,545	5,545
	Puerto Rico Ind. Medical & Environmental Fac.
	Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.250%	3/1/09	7,000	7,000

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	1.640%	6/6/08	LOC	6,800	6,800
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	1.640%	6/6/08	LOC	7,425	7,425
	Puerto Rico TRAN	4.250%	7/30/08	LOC	36,000	36,050
Total Municipal Bonds (Cost $4,107,620)						4,107,620
Other Assets and Liabilities (–0.1%)
Other Assets—Note B						58,644
Liabilities						(63,081)
						(4,437)
Net Assets (100%)
Applicable to 4,103,260,530 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						4,103,183
Net Asset Value Per Share						$1.00

At May 31, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	4,103,317	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(134)	—
Unrealized Appreciation	—	—
Net Assets	4,103,183	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $809,667,000, representing 19.7% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008. For a key to abbreviations and other references, see page 22.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	55,350
Total Income	55,350
Expenses
The Vanguard Group—Note B
Investment Advisory Services	201
Management and Administrative	1,303
Marketing and Distribution	544
Custodian Fees	16
Shareholders’ Reports	6
Trustees’ Fees and Expenses	2
Total Expenses	2,072
Net Investment Income	53,278
Realized Net Gain (Loss) on Investment Securities Sold	(109)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	53,169

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,278	135,918
Realized Net Gain (Loss)	(109)	(25)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	53,169	135,893
Distributions
Net Investment Income	(53,278)	(135,918)
Realized Capital Gain	—	—
Total Distributions	(53,278)	(135,918)
Capital Share Transactions (at $1.00)
Issued	1,878,306	3,635,477
Issued in Lieu of Cash Distributions	50,619	128,945
Redeemed	(1,992,799)	(2,987,237)
Net Increase (Decrease) from Capital Share Transactions	(63,874)	777,185
Total Increase (Decrease)	(63,983)	777,160
Net Assets
Beginning of Period	4,167,166	3,390,006
End of Period	4,103,183	4,167,166

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.013	.036	.033	.022	.010	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.013	.036	.033	.022	.010	.009
Distributions
Dividends from Net Investment Income	(.013)	(.036)	(.033)	(.022)	(.010)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.013)	(.036)	(.033)	(.022)	(.010)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.29%	3.64%	3.31%	2.19%	1.05%	0.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,103	$4,167	$3,390	$2,952	$2,659	$2,514
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.57%*	3.57%	3.27%	2.18%	1.04%	0.90%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $335,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	426	7,393	43,475
Yield[3]		3.9%	4.0%
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	4.0%[4]	3.9%	4.0%
Average Coupon	4.7%	5.0%	5.0%
Average Effective
Maturity	8.0 years	9.8 years	13.2 years
Average Quality	AA	AA+	AA+
Average Duration	5.7 years	6.7 years	7.7 years
Expense Ratio		—	—
Investor Shares	0.15%[5]
Admiral Shares	0.08%[5]
Short-Term Reserves	5.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.99
Beta	1.02	1.05

Distribution by Maturity (% of portfolio)

Under 1 Year	10.4%
1–5 Years	28.7
5--10 Years	37.4
10--20 Years	14.1
20--30 Years	7.7
Over 30 years	1.7

Distribution by Credit Quality (% of portfolio)

AAA	55.2%
AA	19.5
A	16.6
BBB	8.4
Other	0.3

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 52–53.

4 Before expenses.

5 Annualized.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 52–53.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.1%	5.5%	7.6%	8.1%
1999	–6.7	5.0	–1.7	–0.4
2000	3.1	5.8	8.9	7.7
2001	3.5	5.3	8.8	8.2
2002	1.5	5.0	6.5	6.7
2003	2.7	4.6	7.3	6.9
2004	–1.3	4.6	3.3	4.0
2005	–1.4	4.5	3.1	3.0
2006	1.6	4.7	6.3	6.2
2007	–2.2	4.5	2.3	3.5
2008[2]	–1.7	2.2	0.5	1.7

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	4/7/1986	0.74%	3.43%	–0.12%	4.90%	4.78%
Admiral Shares	5/14/2001	0.81	3.50	–0.05[4]	4.74[4]	4.69[4]

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended May 31, 2008.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 44–45 for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.4%)
Abington PA School Dist. GO	5.000%	4/1/32 (4)	6,495	6,651
Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	10,997
Allegheny County PA GO	0.000%	4/1/10 (1)	2,000	1,904
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,215
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	479
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	791
Allegheny County PA GO	5.750%	11/1/11 (3)	995	1,064
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,880	3,155
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,645	2,897
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,000	2,191
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	3,725	4,080
Allegheny County PA GO	5.500%	11/1/14 (3)	605	639
Allegheny County PA GO	5.375%	11/1/16 (1)	4,100	4,418
Allegheny County PA GO	5.375%	11/1/17 (1)	3,600	3,879
Allegheny County PA GO	6.000%	7/1/23 (1)	5,745	6,654
Allegheny County PA GO	5.000%	11/1/32 (4)	3,500	3,603
Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.)	5.125%	3/1/32	3,000	3,051
Allegheny County PA Hosp. Dev. Auth. Rev.
(Catholic Health East)	5.250%	11/15/13 (2)	1,000	1,030
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women’s Hosp.)	6.000%	10/1/10 (3)	4,235	4,409
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	25,000	26,341
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/26 (1)	4,625	5,389
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/27 (1)	9,325	10,854
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12 (3)	4,965	5,287
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14 (3)	2,355	2,500
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16 (3)	1,500	1,592
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17 (3)	2,750	2,919
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10 (1)(Prere.)	6,880	7,438
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10 (1)	1,500	1,618
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11 (1)	1,490	1,610
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12 (1)	1,180	1,265
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16 (1)	3,545	3,806

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16 (3)(ETM)	11,295	11,902
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18 (1)	15,000	16,001
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/24 (1)	6,000	6,159
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30 (1)	2,150	2,247
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/32 (3)	12,000	12,017
Annville Cleona PA School Dist.	6.000%	3/1/28 (4)	1,500	1,653
Annville Cleona PA School Dist.	6.000%	3/1/31 (4)	2,475	2,712
Bensalem Township PA School Dist. GO	5.250%	6/15/24 (3)	3,700	3,851
Berks County PA GO	0.000%	11/15/13 (3)	7,250	5,867
Berks County PA GO	0.000%	11/15/14 (3)	8,615	6,627
Berks County PA GO	0.000%	11/15/15 (3)	6,250	4,570
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (1)	4,500	4,837
Bethlehem PA Area School Dist.	5.375%	3/15/12 (3)(Prere.)	7,500	8,146
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	4,835
Bristol Borough PA School Dist. GO	5.250%	9/1/15 (4)(Prere.)	3,635	4,080
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/12 (Prere.)	2,600	2,922
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,550	1,682
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,635	1,775
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,725	1,872
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,820	1,975
Catholic Health East Pennsylvania
Health Systems Rev.	5.375%	11/15/14 (Prere.)	3,000	3,346
Catholic Health East Pennsylvania
Health Systems Rev.	5.500%	11/15/14 (Prere.)	1,400	1,572
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	5,540	6,047
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	3,785	4,131
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	2,400	2,620
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	1,500	1,637
Central Bucks PA School Dist.	5.000%	5/15/24	23,700	25,131
Chambersburg PA Area School Dist. GO	5.250%	3/1/29 (3)	3,805	3,918
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,743
Chester County PA GO	5.000%	7/15/26	4,345	4,566
Chester County PA GO	5.000%	7/15/27	5,000	5,235
Chester County PA Health & Educ. Fac. Auth. Rev.
(Devereux Foundation)	5.000%	11/1/31	4,500	4,297
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	12,445	12,585
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.250%	5/15/22 (2)	36,580	36,988
Chester County PA School Auth. Rev.	5.000%	4/1/23 (2)	2,670	2,746
Chester County PA School Auth. Rev.	5.000%	4/1/24 (2)	1,000	1,025
Chester County PA School Auth. Rev.	5.000%	4/1/26 (2)	1,575	1,603
Clarion County PA IDA Auth. Rev.	5.000%	7/1/32 (10)	4,980	4,791
Clarion County PA IDA Auth. Rev.	5.000%	7/1/37 (10)	6,360	6,069
Coatesville PA School Dist. GO	5.250%	8/15/14 (4)(Prere.)	6,645	7,390
Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23 (1)	13,535	14,390
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College)	5.500%	11/1/10 (2)(Prere.)	3,230	3,462
Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/13 (Prere.)	7,360	8,682
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/27	2,700	2,436
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/36	6,750	5,749
Dallas PA School Dist. GO	5.000%	4/1/29 (11)	5,820	5,949

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Danville PA Area School Dist. GO	5.000%	5/1/37 (4)	7,970	8,172
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health)	5.500%	8/15/28 (1)(ETM)	9,415	10,737
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/13 (1)(ETM)	5,000	5,344
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/12 (2)	3,300	3,399
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/13 (2)	4,665	4,805
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	8/1/24 (1)	4,000	4,116
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/31	10,000	8,437
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	8,264
Delaware County PA IDA Airport Fac.
(United Parcel Service) VRDO	0.910%	6/2/08	1,800	1,800
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	1.650%	6/2/08 LOC	11,075	11,075
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	13,000	12,971
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	1.950%	6/6/08	1,200	1,200
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	1.950%	6/6/08	6,780	6,780
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	1.950%	6/6/08	23,005	23,005
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	1.950%	6/6/08	2,330	2,330
Delaware County PA
Regional Water Quality Control Auth. Rev.	5.500%	11/1/11 (3)(Prere.)	2,685	2,922
Delaware County PA
Regional Water Quality Control Auth. Rev.	5.500%	11/1/11 (3)(Prere.)	2,405	2,617
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19 (1)	1,645	1,776
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19 (1)	4,835	5,408
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20 (1)	1,735	1,862
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20 (1)	5,105	5,701
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21 (1)	1,825	1,950
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22 (1)	1,920	2,040
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23 (1)	2,020	2,116
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.700%	1/1/23 (4)	8,345	8,615
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20 (12)	5,060	5,311
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21 (12)	3,000	3,123
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22 (12)	3,455	3,574
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/29 (4)	7,085	7,329
Erie County PA GO	5.000%	9/1/15 (3)(Prere.)	5,525	6,112

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	6,659
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	5,325
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	5,218
Erie PA School Dist. GO	0.000%	5/1/16 (1)(ETM)	3,175	2,337
Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	529
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	1.380%	6/2/08	2,000	2,000
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	1.380%	6/2/08	7,300	7,300
Governor Mifflin PA School Dist. VRDO	1.630%	6/6/08 (4)	15,000	15,000
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (3)	3,740	3,964
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (3)	1,420	1,533
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (3)	18,245	19,692
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (3)	4,425	2,933
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (3)	5,265	2,554
Hempfield PA Area School Dist.
(Westmoreland County) GO	5.000%	9/15/15 (3)(Prere.)	5,030	5,566
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,992
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,883
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (1)	1,290	1,017
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (1)	1,295	972
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (1)	1,310	930
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (1)	1,315	880
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (1)	1,000	629
Lancaster County PA GO	5.500%	11/1/16 (3)	1,025	1,096
Lancaster County PA GO	5.500%	11/1/17 (3)	1,060	1,134
Lancaster County PA GO	5.500%	11/1/18 (3)	1,120	1,193
Lancaster County PA GO	5.500%	11/1/19 (3)	1,175	1,252
Lancaster County PA Hosp Auth Rev.
(Lancaster General Hosp.)	5.000%	3/15/26	9,205	9,230
Lancaster County PA Hosp Auth Rev.
(Lancaster General Hosp.)	5.000%	3/15/36	12,370	12,114
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	1.300%	6/2/08 LOC	14,300	14,300
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,028
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,080
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/22	1,135	1,174
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/27	2,775	2,824
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,660
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,176
Lebanon County Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/35	10,500	10,519
Lehigh County PA
General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	955
Lehigh County PA
General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	7.000%	7/1/16 (1)	4,415	5,098

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Lehigh County PA
	General Purpose Hosp. Auth. Rev.
	(Lehigh Valley Health Network)	5.000%	7/1/35 (4)	10,000	9,963
	Lower Merion PA School Dist. GO	5.000%	9/1/28	7,845	8,199
	Lower Merion PA School Dist. GO	5.000%	9/1/30	8,670	9,015
	Luzerne County PA GO	0.000%	11/15/12 (1)(Prere.)	2,360	1,623
	Luzerne County PA GO	0.000%	11/15/12 (1)(Prere.)	2,390	1,543
	Luzerne County PA GO	5.250%	12/15/21 (3)	5,320	5,840
	Lycoming County PA Auth. College Rev.
	(PA College of Technology)	5.250%	10/1/27 (12)	5,395	5,722
	Manheim Township PA School Dist. VRDO	1.620%	6/6/08 (4)	5,935	5,935
	McKeesport PA Area School Dist. GO	0.000%	10/1/08 (1)	2,270	2,253
	McKeesport PA Area School Dist. GO	0.000%	10/1/09 (1)	2,020	1,952
	McKeesport PA Area School Dist. GO	0.000%	10/1/10 (1)	1,840	1,725
	McKeesport PA Area School Dist. GO	0.000%	10/1/11 (1)	1,835	1,652
	McKeesport PA Area School Dist. GO	0.000%	10/1/14 (1)	2,040	1,604
	McKeesport PA Area School Dist. GO	0.000%	10/1/15 (1)	2,040	1,529
	McKeesport PA Area School Dist. GO	0.000%	10/1/16 (1)	4,655	3,304
	McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	1,660
	McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	277
	McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)(ETM)	2,480	1,148
	McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)	520	228
	McKeesport PA Area School Dist. GO	0.000%	10/1/28 (2)	2,340	812
	Monroe County PA Hosp. Auth. Rev.
	(Pocono Medical Center)	5.000%	1/1/27	2,000	1,882
	Monroe County PA Hosp. Auth. Rev.
	(Pocono Medical Center)	5.125%	1/1/37	3,000	2,711
	Monroe County PA Hosp. Auth. Rev.
	(Pocono Medical Center)	5.250%	1/1/43	6,450	5,849
	Montgomery County PA GO	5.000%	7/15/19	8,800	8,974
	Montgomery County PA GO	5.250%	10/15/24	2,660	2,981
	Montgomery County PA GO	5.250%	10/15/25	2,000	2,241
	Montgomery County PA GO	5.000%	10/15/28	13,235	13,786
	Montgomery County PA GO	5.000%	10/15/31	6,450	6,677
	Montgomery County PA Higher Educ. &
	Health Auth. Rev. (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,426
	Montgomery County PA Higher Educ. &
	Health Auth. Rev. (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,726
	Montgomery County PA Higher Educ. &
	Health Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36	17,500	15,589
	Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25 (1)	6,500	6,746
	Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26 (1)	3,550	3,673
	Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27 (1)	3,300	3,409
	North Hills PA School Dist. GO	5.250%	12/15/15 (4)(Prere.)	5,030	5,656
	North Pocono PA School Dist. GO	5.000%	3/15/26 (3)	4,035	4,079
	Northeastern PA Hosp. & Educ. Health Rev.
	(Wyoming Valley Health)	5.250%	1/1/16 (2)	5,910	5,980
	Northeastern PA Hosp. & Educ. Health Rev.
	(Wyoming Valley Health)	5.250%	1/1/26 (2)	2,850	2,869
	Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,619
	Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31 (4)	8,000	8,211
	Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,122
	Parkland PA School Dist. GO	5.375%	9/1/15 (3)	3,050	3,339
	Parkland PA School Dist. GO	5.375%	9/1/16 (3)	2,000	2,193

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	9,731
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	25,150	29,076
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	14,275	16,848
Pennsylvania GO	5.000%	8/1/09	16,220	16,766
Pennsylvania GO	5.000%	3/1/10	10,000	10,452
Pennsylvania GO	6.000%	1/15/11	3,000	3,186
Pennsylvania GO	5.250%	10/15/11	11,200	11,931
Pennsylvania GO	5.000%	8/1/17	26,455	29,218
Pennsylvania GO	5.375%	7/1/21	26,785	30,318
Pennsylvania GO	5.000%	11/1/23	10,635	11,291
Pennsylvania GO	5.000%	1/1/26	40,450	42,132
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10 (1)(Prere.)	2,000	2,179
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/17 (2)	935	978
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/19 (2)	1,160	1,212
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,115
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.000%	12/1/37 (2)	14,170	14,282
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/32 (1)	4,950	5,062
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of
Pennsylvania Student Housing)	2.257%	7/1/17 (10)	6,500	5,850
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of
Pennsylvania Student Housing)	5.125%	7/1/39 (10)	17,130	16,586
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.250%	5/1/27	3,000	2,933
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.000%	5/1/37	3,250	2,938
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/25	3,500	3,409
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/32	6,350	6,059
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/31 (10)	10,460	10,180
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/37 (10)	3,500	3,340
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/39 (10)	10,000	9,641
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/11 (1)	1,225	1,240
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/23 (1)	12,200	12,672
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/24 (1)	12,680	13,128
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.375%	1/1/13 (Prere.)	4,435	4,863
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	9/1/39 (2)	9,000	9,023
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/16	3,120	3,389
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/22	5,000	5,324

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/31	5,000	5,294
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Sciences Philadelphia)	5.000%	11/1/37 (12)	5,745	5,900
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/28 (10)	4,080	3,968
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20	2,360	2,353
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26	1,200	1,160
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36	3,000	2,940
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39	3,000	2,740
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,120	9,499
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,865	16,072
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,568
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,158
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	10,040	10,735
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,806
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,692
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/17 (3)	7,830	7,996
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,368
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	5,000	5,139
Pennsylvania State Univ. Rev.	5.250%	8/15/12	5,980	6,506
Pennsylvania State Univ. Rev.	5.000%	9/1/24	10,625	11,022
Pennsylvania State Univ. Rev.	5.000%	9/1/24	3,000	3,128
Pennsylvania State Univ. Rev.	5.250%	8/15/25	5,360	5,954
Pennsylvania State Univ. Rev.	5.000%	9/1/29	7,625	7,826
Pennsylvania State Univ. Rev.	5.000%	9/1/29	2,500	2,575
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/13 (1)(Prere.)	6,000	6,561
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/26 (2)	4,000	4,092
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/27 (2)	3,000	3,058
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	8,202
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,505	1,635
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,920
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,000	1,086
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	2,500	2,716
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12 (3)	9,000	9,688
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27 (4)	4,000	4,442
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31 (2)	17,610	18,693
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32 (2)	15,000	15,602
Pennsylvania Turnpike Comm. Rev. VRDO	1.550%	6/6/08 (4)	11,435	11,435
Philadelphia PA Airport Parking Auth.	5.400%	9/1/11 (2)	4,520	4,572
Philadelphia PA Airport Parking Auth.	5.400%	9/1/12 (2)	5,990	6,058
Philadelphia PA Airport Parking Auth.	5.400%	9/1/15 (2)	6,350	6,420
Philadelphia PA Airport Parking Auth.	5.500%	9/1/18 (2)	4,250	4,299
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24 (2)	1,045	1,064
Philadelphia PA Airport Parking Auth.	5.250%	9/1/29 (4)	3,530	3,619
Philadelphia PA GO	5.250%	3/15/09 (4)(Prere.)	2,600	2,693
Philadelphia PA GO	5.250%	3/15/09 (4)(Prere.)	1,750	1,813
Philadelphia PA GO	5.250%	3/15/11 (4)(Prere.)	4,775	5,106
Philadelphia PA GO	5.250%	3/15/11 (4)(Prere.)	9,155	9,789
Philadelphia PA GO	5.250%	3/15/11 (4)(Prere.)	2,135	2,283
Philadelphia PA GO	5.250%	3/15/11 (4)(Prere.)	7,460	7,977

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,203
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,076
Philadelphia PA GO	5.000%	8/1/18 (1)(11)	6,170	6,565
Philadelphia PA GO	5.000%	8/1/19 (1)(11)	7,735	8,159
Philadelphia PA GO	5.000%	8/1/20 (1)(11)	8,005	8,388
Philadelphia PA GO	5.000%	8/1/21 (1)(11)	6,235	6,499
Philadelphia PA GO	5.250%	12/15/23 (4)	5,835	6,245
Philadelphia PA GO	5.000%	8/1/27 (11)	12,160	11,838
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	3,965	3,973
Philadelphia PA Gas Works Rev.	5.250%	8/1/11 (4)(Prere.)	8,000	8,610
Philadelphia PA Gas Works Rev.	5.375%	7/1/12 (4)	4,000	4,009
Philadelphia PA Gas Works Rev.	5.375%	7/1/14 (4)	4,310	4,320
Philadelphia PA Gas Works Rev.	5.375%	7/1/16 (4)	13,280	14,773
Philadelphia PA Gas Works Rev.	5.375%	7/1/18 (4)	11,555	12,985
Philadelphia PA Gas Works Rev.	5.000%	10/1/37 (2)	3,000	3,000
Philadelphia PA Hosp. &
Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	1.380%	6/2/08	5,200	5,200
Philadelphia PA Hosp. &
Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	1.380%	6/2/08	9,600	9,600
Philadelphia PA Hosp. &
Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	1.380%	6/2/08	10,300	10,300
Philadelphia PA Hosp. &
Higher Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,764
Philadelphia PA Hosp. &
Higher Educ. Fac. Auth. Rev.
(Temple University Health System)	5.500%	7/1/30	5,000	4,719
Philadelphia PA IDA Rev.
(Fox Chase Cancer Center) VRDO	1.380%	6/2/08 LOC	965	965
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.750%	6/15/10 (3)	4,440	4,493
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.250%	6/15/15 (3)	5,695	5,757
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15 (3)	3,000	3,094
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17 (3)	2,255	2,306
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19 (3)	2,815	2,856
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20 (3)	2,000	2,027
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22 (3)	5,275	5,339
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,077
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,959
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,176
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,746
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,176
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,088
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,720
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,103
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,617
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	3,500	3,860
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,103
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,168
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	10,235	11,287

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Philadelphia PA School Dist. GO	5.000%	6/1/26 (3)	5,000	5,218
	Philadelphia PA School Dist. VRDO	1.560%	6/6/08 LOC	10,000	10,000
	Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	33,865	36,344
	Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	35,685	39,198
	Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11 (1)	3,750	4,070
	Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,752
	Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16 (3)	5,040	5,348
	Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17 (3)	5,460	5,794
	Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18 (1)(ETM)	925	1,016
	Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19 (3)	4,155	4,365
	Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	5,330	5,809
	Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	2,015	2,196
	Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	6,034
	Pittsburgh PA GO	5.125%	9/1/14 (3)	8,435	8,474
	Pittsburgh PA GO	5.500%	9/1/14 (2)	12,000	12,644
	Pittsburgh PA GO	5.125%	9/1/15 (3)	6,395	6,423
	Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,260
	Pittsburgh PA GO	5.250%	9/1/17 (3)	4,980	5,005
	Pittsburgh PA School Dist. GO	0.000%	8/1/09 (2)	4,000	3,881
	Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	1,958
	Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,534
	Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,277
	Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/12 (2)(Prere.)	3,000	3,242
2	Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	19,395	21,982
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (3)	12,765	4,408
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28 (3)	8,965	2,906
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (3)	31,755	9,598
	Pocono Mountain PA School Dist. GO	5.000%	9/1/31 (4)	9,000	9,256
	Radnor Township PA GO	5.000%	11/1/37 (1)	4,910	4,932
	Radnor Township PA School Dist.	5.000%	8/15/15 (4)(Prere.)	835	924
	Radnor Township PA School Dist.	5.000%	2/15/35 (4)	1,665	1,702
	Reading PA School Dist. GO	0.000%	1/15/15 (3)	9,260	6,760
	Reading PA School Dist. GO	0.000%	1/15/16 (3)	9,270	6,394
	Reading PA School Dist. GO	0.000%	1/15/28 (3)	10,000	3,488
	Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,299
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,450
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,676
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,654
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,671
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,493
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,850	2,068
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,593
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,693
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/13	520	563

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/14	500	539
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/15	530	569
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/16	835	893
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/17	1,725	1,835
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/18	650	689
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	775	803
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/31	2,840	2,909
Scranton PA School Dist. GO	5.250%	6/15/27 (10)	2,750	2,802
Scranton PA School Dist. GO	5.250%	6/15/31 (10)	2,375	2,403
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/16 (1)	5,490	5,557
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Mercy Health System)	5.700%	1/1/23 (1)	9,205	9,304
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/32 (10)	3,850	3,703
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/37 (10)	5,100	4,866
Shamokin-Coal Township PA	5.000%	7/1/30 (4)	5,700	5,864
Shamokin-Coal Township PA	5.000%	7/1/36 (4)	8,500	8,704
Snyder County PA Higher Educ. Auth. Univ. Rev.
(Susquehanna Univ. Project)	5.000%	1/1/30 (11)	5,000	4,802
Somerset PA Area School Dist. GO	5.000%	3/15/25 (4)	7,090	7,407
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	1,255	1,297
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	7,830
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,525	2,550
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,340	2,364
State Public School Building Auth.
Pennsylvania School Rev.
(Daniel Boone School Dist.)	5.000%	4/1/13 (1)(Prere.)	10,000	10,849
State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.)	5.000%	6/1/13 (4)(Prere.)	30,800	33,475
State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.)	5.250%	6/1/13 (4)(Prere.)	9,280	10,161
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30	21,000	21,616
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	10,958
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,632
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,777
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,834
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,593

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	348
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,051
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,180
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,776
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,439
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,598
West Chester PA Area School Dist. GO	5.000%	5/15/28 (1)	7,480	7,719
West Chester PA Area School Dist. GO	5.000%	5/15/29 (1)	7,855	8,091
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,650	2,927
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,000	2,209
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,096
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,161
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	935	992
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	980	1,030
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15 (4)(Prere.)	3,490	3,916
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17 (1)(ETM)	8,205	9,360
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/15 (3)	5,000	3,662
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/23 (1)	5,000	2,356
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/24 (3)	4,000	1,650
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/27	2,200	2,064
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/37	3,000	2,674
Wyoming PA Area School Dist.	5.000%	9/1/26 (1)	2,000	2,046
Wyoming PA Area School Dist.	5.000%	9/1/29 (1)	5,125	5,204
York County PA	5.000%	6/1/33 (1)	6,000	6,147
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13 (3)	6,750	7,383
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14 (3)	4,050	4,459

Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20	5,300	5,634
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,294
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/23 (1)	14,500	15,403
Puerto Rico GO	5.500%	7/1/18 (1)	10,000	10,724
Puerto Rico GO	5.500%	7/1/20 (3)	6,000	6,228
Puerto Rico GO	5.500%	7/1/22 (3)	8,960	9,253
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	17,000	18,171
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20 (1)	14,610	15,601
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	10,000	10,623
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/30 (3)	14,905	4,234

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/31 (3)	28,695	7,637
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	4,990	5,261
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22 (ETM)	10	12
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(11)(ETM)	25,000	29,827
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	10,875	12,735
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12	2,000	2,053
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,761
Total Municipal Bonds (Cost $2,538,721)				2,569,566
Other Assets and Liabilities (–0.4%)
Other Assets—Note B				39,763
Liabilities				(49,966)
				(10,203)
Net Assets (100%)				2,559,363

At May 31, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,537,642
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(9,134)
Unrealized Appreciation
Investment Securities	30,845
Futures Contracts	10
Net Assets	2,559,363

Investor Shares—Net Assets
Applicable to 58,272,887 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	639,190
Net Asset Value Per Share—Investor Shares	$10.97

Admiral Shares—Net Assets
Applicable to 175,056,703 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,920,173
Net Asset Value Per Share—Admiral Shares	$10.97

•	See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008.

2 Securities with a value of $4,363,000 have been segregated as initial margin for open futures contracts.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 41.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	56,659
Total Income	56,659
Expenses
The Vanguard Group—Note B
Investment Advisory Services	119
Management and Administrative
Investor Shares	366
Admiral Shares	473
Marketing and Distribution
Investor Shares	72
Admiral Shares	176
Custodian Fees	9
Shareholders’ Reports
Investor Shares	5
Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,223
Expenses Paid Indirectly—Note C	(7)
Net Expenses	1,216
Net Investment Income	55,443
Realized Net Gain (Loss)
Investment Securities Sold	(7,537)
Futures Contracts	1,310
Realized Net Gain (Loss)	(6,227)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(36,364)
Futures Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	(36,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,851

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,443	110,316
Realized Net Gain (Loss)	(6,227)	5,770
Change in Unrealized Appreciation (Depreciation)	(36,365)	(58,834)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,851	57,252
Distributions
Net Investment Income
Investor Shares	(13,973)	(29,322)
Admiral Shares	(41,470)	(80,994)
Realized Capital Gain
Investor Shares	(1,252)	(2,230)
Admiral Shares	(3,634)	(5,767)
Total Distributions	(60,329)	(118,313)
Capital Share Transactions—Note F
Investor Shares	15,596	(14,615)
Admiral Shares	121,206	155,549
Net Increase (Decrease) from Capital Share Transactions	136,802	140,934
Total Increase (Decrease)	89,324	79,873
Net Assets
Beginning of Period	2,470,039	2,390,166
End of Period	2,559,363	2,470,039

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.18	$11.47	$11.32	$11.53	$11.74	$11.49
Investment Operations
Net Investment Income	.243	.505	.513	.520	.528	.516
Net Realized and Unrealized Gain (Loss)
on Investments	(.188)	(.252)	.179	(.165)	(.148)	.307
Total from Investment Operations	.055	.253	.692	.355	.380	.823
Distributions
Dividends from Net Investment Income	(.243)	(.505)	(.513)	(.520)	(.528)	(.516)
Distributions from Realized Capital Gains	(.022)	(.038)	(.029)	(.045)	(.062)	(.057)
Total Distributions	(.265)	(.543)	(.542)	(.565)	(.590)	(.573)
Net Asset Value, End of Period	$10.97	$11.18	$11.47	$11.32	$11.53	$11.74

Total Return[1]	0.53%	2.30%	6.30%	3.10%	3.32%	7.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$639	$636	$668	$705	$1,444	$1,523
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.16%	0.16%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.41%*	4.50%	4.55%	4.51%	4.54%	4.42%
Portfolio Turnover Rate	23%*	14%	17%	14%	12%	11%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*	Annualized.

Pennsylvania Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.18	$11.47	$11.32	$11.53	$11.74	$11.49
Investment Operations
Net Investment Income	.247	.513	.522	.528	.534	.523
Net Realized and Unrealized Gain (Loss)
on Investments	(.188)	(.252)	.179	(.165)	(.148)	.307
Total from Investment Operations	.059	.261	.701	.363	.386	.830
Distributions
Dividends from Net Investment Income	(.247)	(.513)	(.522)	(.528)	(.534)	(.523)
Distributions from Realized Capital Gains	(.022)	(.038)	(.029)	(.045)	(.062)	(.057)
Total Distributions	(.269)	(.551)	(.551)	(.573)	(.596)	(.580)
Net Asset Value, End of Period	$10.97	$11.18	$11.47	$11.32	$11.53	$11.74

Total Return	0.56%	2.38%	6.37%	3.18%	3.37%	7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,920	$1,834	$1,722	$1,577	$828	$850
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.09%	0.09%	0.09%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.48%*	4.57%	4.62%	4.58%	4.60%	4.48%
Portfolio Turnover Rate	23%*	14%	17%	14%	12%	11%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $210,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $7,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $2,890,000 through November 30, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2008, the cost of investment securities for tax purposes was $2,541,611,000. Net unrealized appreciation of investment securities for tax purposes was $27,955,000, consisting of unrealized gains of $64,072,000 on securities that had risen in value since their purchase and $36,117,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2008, the aggregate settlement value of open futures contracts expiring through September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(486)	53,430	78
10-Year U.S. Treasury Note	(215)	24,167	(119)
30-Year U.S. Treasury Bond	(171)	19,409	51

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Pennsylvania Long-Term Tax-Exempt Fund

E. During the six months ended May 31, 2008, the fund purchased $358,731,000 of investment securities and sold $270,179,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2008		November 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	101,129	9,179	152,812	13,640
Issued in Lieu of Cash Distributions	11,407	1,041	23,690	2,112
Redeemed	(96,940)	(8,801)	(191,117)	(17,100)
Net Increase (Decrease)—Investor Shares	15,596	1,419	(14,615)	(1,348)
Admiral Shares
Issued	246,376	22,400	326,122	29,104
Issued in Lieu of Cash Distributions	31,389	2,865	60,158	5,363
Redeemed	(156,559)	(14,197)	(230,731)	(20,617)
Net Increase (Decrease)—Admiral Shares	121,206	11,068	155,549	13,850

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2008, based on the inputs used to value them.

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	10
Level 2—Other significant observable inputs	2,569,566	—
Level 3—Significant unobservable inputs	—	—
Total	2,569,566	10

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Pennsylvania Tax-Exempt Fund	11/30/2007	5/31/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,012.93	$0.50
Long-Term
Investor Shares	1,000.00	1,005.26	0.75
Admiral Shares	1,000.00	1,005.61	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.50	$0.51
Long-Term
Investor Shares	1,000.00	1,024.25	0.76
Admiral Shares	1,000.00	1,024.60	0.40

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.10%; for the Pennsylvania Long-Term Tax-Exempt Fund Investor Shares, 0.15%, and Admiral Shares, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 49 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of fixed income portfolio management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that the funds have slightly outperformed their respective peer groups; the average Pennsylvania tax-exempt money market fund and the average Pennsylvania municipal bond fund, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People	All comparative mutual fund data are from Lipper Inc.
With Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 16, 2008

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: July 16, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.